Equity - Treasury Share Instruments (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)					€ 4.84	€ 9.88	€ 10.48
Trading price (EUR per share)					€ 3.25	€ 6.23	€ 7.34
Market value					€ 319	€ 483	€ 481
Proportion of total shares classified as treasury shares (as a percent)					1.77748%	1.49385%	1.26145%
Treasury Shares Activity [Roll Forward]
Purchase of treasury shares		€ 234	€ 99	€ 0
Derivative financial instrument notional shares equivalent		176,000,000	48,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares		98,231,380	77,562,635	65,496,120	98,231,380	77,562,635	65,496,120
Treasury Shares Activity [Roll Forward]
Treasury shares, beginning balance		77,562,635	65,496,120	65,687,859
Acquisitions (shares)		68,640,303	14,033,446	0
Scrip dividend (shares)		6,252,817
Employee share option plan (shares)		(3,118,898)	(1,966,931)	(191,739)
Other movements (shares)		51,105,477
Treasury shares, ending balance		98,231,380	77,562,635	65,496,120
Number Of Share Awards In Share Based Payment Arrangements		3,118,898	1,966,931	191,739
Number of shares		98,231,380	77,562,635	65,496,120	98,231,380	77,562,635	65,496,120
Acquisitions (shares)		68,640,303	14,033,446	0
Scrip dividend (shares)		6,252,817
Other movements (shares)		51,105,477
Prosegur Alarmas España, S.L.
Treasury Shares Activity [Roll Forward]
Investments accounted for by the equity method					€ 0
Associates and Joint Ventures | Prosegur Alarmas España, S.L.
Treasury Shares Activity [Roll Forward]
Proportion of ownership interest in equity method investment	50.00%
Number of shares issued for equity method investment (in shares)	49,545,262
Investments accounted for by the equity method	€ 266